RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	A summary of origination transactions with the Nova Funds is presented below:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Cost	$685	$—
For the year ended December 31, 2023, revenue earned, and contracts originated are below.

Year Ended December 31, 2023
Origination fee revenue	$259,517
Transaction reimbursement revenue	235,455
Total	$494,972
Cost	$99,456
Face value	$46,650,000
Total policies	7
Average Age	70